Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated VIEs'
As of December 31, 2020, the Company’s principal subsidiaries and consolidated VIEs are as follows:

Name	Percentage of direct or indirect ownership		Date of incorporation	Place of incorporation
Subsidiaries
FinVolution (HK) Limited (“FinVolution HK”)	100%		June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%		August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%		June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”) Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%		February 12, 2018	Shanghai, China
Hainan Shanghu Information Technology Co., Ltd. (“Hainan Shanghu”)	100%		August 1, 2018	Hainan, China

Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100	% *	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Co., Ltd. (“Shanghai Zihe”)	100	% *	July 6, 2017	Shanghai, China
Shanghai Nianqiao Technology Co., Ltd. (“Shanghai Nianqiao”)	100	% *	August 8, 2018	Shanghai, China
Shanghai Ledao Technology Co., Ltd. (“Shanghai Ledao”)	100	% *	January 10, 2019	Shanghai, China
Chengdu Yougao Information Technology Co., Ltd. (“Chengdu Yougao”)	100	% *	December 26, 2019	Chengdu, China

Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co., Ltd. (“Shanghai PPDai”)	100	% *	January 18, 2011	Shanghai, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100	% *	April 28, 2018	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd. (“Fujian Zhiyun”)	100	% *	November 21, 2019	Fujian, China

*	Controlled via contractual relationships